Accounting Policies - Additional Information (Detail)	Jan. 01, 2019	Dec. 31, 2019
Disclosure of significant accounting policies [line items]
Lease Term	12 months
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Incremental borrowing rate		4.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Incremental borrowing rate		12.70%